Statement of cash flows - Schedule of cash flow on acquisition (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flow
Purchase of businesses	£ (242)	£ (165)	£ (108)
Deferred payments relating to prior year acquisitions	(18)	(5)	(16)
Total	£ (260)	£ (170)	£ (124)